Goodwill and Acquired Intangible Assets - Future Amortization Expense (Details) - USD ($) $ in Millions	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Acquired Finite-Lived Intangible Assets [Line Items]
Net	$ 317.2
DiscoverOrg Holdings
Acquired Finite-Lived Intangible Assets [Line Items]
2019		$ 40.8	$ 12.3
2020		40.8	7.5
2021		40.7	7.5
2022		30.4	7.5
2023		28.9	7.4
Thereafter			46.5
Net		$ 337.6	$ 88.7